AMG GW&K High Income Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2022
	Principal Amount	Value
Corporate Bonds and Notes - 95.2%
Financials - 15.6%
Aircastle, Ltd. (Bermuda) 4.250%, 06/15/26	$304,000	$272,672
Ally Financial, Inc. Series B (4.700% to 05/15/26 then U.S. Treasury Yield Curve CMT 5 year + 3.868%), 4.700%, 05/15/26[1,2,3,4]	198,000	154,343
American Express Co. (3.550% to 09/15/26 then U.S. Treasury Yield Curve CMT 5 year + 2.854%), 3.550%, 09/15/26[1,2,4]	205,000	157,989
The Charles Schwab Corp. Series I (4.000% to 06/01/26 then U.S. Treasury Yield Curve CMT 5 year + 3.168%), 4.000%, 06/01/26[1,2,4]	241,000	197,670
Citigroup, Inc. (3.875% to 02/18/26 then U.S. Treasury Yield Curve CMT 5 year + 3.417%), 3.875%, 02/18/26[1,2,4]	310,000	255,635
The Goldman Sachs Group, Inc. Series U (3.650% to 08/10/26 then U.S. Treasury Yield Curve CMT 5 year + 2.915%), 3.650%, 08/10/26[1,2,4]	165,000	126,638
JPMorgan Chase & Co. Series HH (4.600% to 02/01/25 then SOFR + 3.125%), 4.600%, 02/01/25[1,2,4]	109,000	94,950
MetLife, Inc. Series G (3.850% to 09/15/25 then U.S. Treasury Yield Curve CMT 5 year + 3.576%), 3.850%, 09/15/25[1,2,4]	189,000	169,078
Morgan Stanley Series M (5.875% to 09/15/26 then 3 month LIBOR + 4.435%), 5.875%, 09/15/26[1,2,3,4]	210,000	202,847
Navient Corp. 6.125%, 03/25/24	193,000	187,934
SBA Communications Corp. 3.875%, 02/15/27	251,000	222,614
SLM Corp. 4.200%, 10/29/25	286,000	256,021
Starwood Property Trust, Inc. 4.750%, 03/15/25	281,000	255,387
VICI Properties LP/VICI Note Co., Inc.
3.500%, 02/15/25[5]	120,000	110,923
4.250%, 12/01/26[5]	85,000	76,721

	Principal Amount	Value

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.500%, 03/01/25[5]	$185,000	$173,206

Total Financials		2,914,628
Industrials - 76.2%
AECOM 5.125%, 03/15/27	184,000	171,728
Alcoa Nederland Holding BV (Netherlands) 6.125%, 05/15/28[5]	200,000	188,963
American Airlines Inc/AAdvantage Loyalty IP, Ltd. 5.500%, 04/20/26[5]	235,000	220,705
American Axle & Manufacturing, Inc. 6.250%, 03/15/26	224,000	205,351
Aramark Services, Inc. 5.000%, 02/01/28[3,5]	100,000	89,071
ATI, Inc. 4.875%, 10/01/29	156,000	129,522
Avient Corp. 5.750%, 05/15/25[5]	140,000	135,093
Ball Corp. 5.250%, 07/01/25	283,000	276,573
Bath & Body Works, Inc. 6.694%, 01/15/27	135,000	126,205
Caesars Entertainment, Inc. 6.250%, 07/01/25[5]	185,000	178,294
CDW LLC/CDW Finance Corp. 5.500%, 12/01/24	145,000	144,205
Cheniere Energy Partners LP 4.500%, 10/01/29	150,000	132,059
Chord Energy Corp. 6.375%, 06/01/26[5]	190,000	180,500
Clearwater Paper Corp. 5.375%, 02/01/25[5]	255,000	251,468
Cleveland-Cliffs, Inc. 5.875%, 06/01/27[3]	195,000	175,480
Cogent Communications Group, Inc. 3.500%, 05/01/26[5]	200,000	176,030
Crown Cork & Seal Co., Inc. 7.375%, 12/15/26	205,000	205,000
CSC Holdings LLC 5.250%, 06/01/24	242,000	223,850
Dana, Inc. 5.625%, 06/15/28	100,000	82,515
DCP Midstream Operating LP 5.375%, 07/15/25	276,000	268,035
Delta Air Lines, Inc. 7.375%, 01/15/26[3]	251,000	253,730
Elanco Animal Health, Inc. 6.400%, 08/28/28[6]	140,000	123,591

AMG GW&K High Income Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 76.2% (continued)
Embraer Netherlands Finance BV (Netherlands) 5.050%, 06/15/25	$220,000	$209,275
Encompass Health Corp. 4.500%, 02/01/28	191,000	163,590
EQT Corp. 5.700%, 04/01/28[7]	200,000	196,070
FMG Resources August 2006 Pty, Ltd. (Australia) 4.500%, 09/15/27[5]	100,000	88,000
Ford Motor Co.
4.346%, 12/08/26[3]	364,000	334,039
5.291%, 12/08/46	88,000	62,040

Fortress Transportation and Infrastructure Investors LLC 6.500%, 10/01/25[5]	193,000	181,307
General Motors Co. 6.800%, 10/01/27[3]	179,000	180,899
G-III Apparel Group, Ltd. 7.875%, 08/15/25[5]	180,000	163,350
The Goodyear Tire & Rubber Co. 4.875%, 03/15/27[3]	283,000	250,455
Hanesbrands, Inc. 4.875%, 05/15/26[3,5]	170,000	152,822
HB Fuller Co. 4.250%, 10/15/28	160,000	134,624
HCA, Inc. 5.375%, 02/01/25	192,000	189,729
Hillenbrand, Inc. 5.000%, 09/15/26[6]	140,000	130,454
Howmet Aerospace, Inc. 6.875%, 05/01/25	212,000	213,545
Hudbay Minerals, Inc. (Canada) 4.500%, 04/01/26[5]	105,000	87,295
KB Home 4.000%, 06/15/31	95,000	69,801
Kraft Heinz Foods Co. 4.375%, 06/01/46	86,000	66,856
Lamar Media Corp. 4.875%, 01/15/29[3]	195,000	173,812
Lumen Technologies Inc 5.625%, 04/01/25	279,000	270,630
Matador Resources Co. 5.875%, 09/15/26[3]	357,000	344,387
Mattel, Inc. 3.375%, 04/01/26[5]	240,000	214,185
MEG Energy Corp. (Canada) 5.875%, 02/01/29[5]	195,000	175,013
Meritage Homes Corp. 6.000%, 06/01/25	163,000	158,109
	Principal Amount	Value

Methanex Corp. (Canada) 5.125%, 10/15/27	$200,000	$168,000
MGM Resorts International 5.750%, 06/15/25[3]	233,000	222,671
Mueller Water Products, Inc. 4.000%, 06/15/29[5]	200,000	170,202
Murphy Oil Corp. 6.375%, 07/15/28	185,000	174,825
Newell Brands, Inc. 4.450%, 04/01/26[6]	197,000	181,240
Novelis Corp. 3.250%, 11/15/26[5]	210,000	175,293
NuStar Logistics LP
5.625%, 04/28/27	186,000	162,179
5.750%, 10/01/25	115,000	106,579

Occidental Petroleum Corp. 7.875%, 09/15/31	150,000	160,125
Olin Corp. 5.125%, 09/15/27	232,000	209,640
Owens-Brockway Glass Container, Inc. 6.375%, 08/15/25[5]	220,000	205,988
Penn Entertainment, Inc. 4.125%, 07/01/29[5]	200,000	153,091
Penske Automotive Group, Inc. 3.500%, 09/01/25[3]	192,000	175,758
Permian Resources Operating LLC 5.375%, 01/15/26[5]	190,000	173,375
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.750%, 04/15/26[5]	250,000	235,235
PTC, Inc. 3.625%, 02/15/25[5]	295,000	274,801
Sealed Air Corp. 5.500%, 09/15/25[5]	200,000	191,000
Silgan Holdings, Inc. 4.125%, 02/01/28	153,000	135,711
Southwestern Energy Co.
5.700%, 01/23/25[6]	47,000	46,018
8.375%, 09/15/28	235,000	243,295

Sprint Corp. 7.125%, 06/15/24	229,000	232,426
Tenet Healthcare Corp. 4.875%, 01/01/26[5]	190,000	176,561
Teva Pharmaceutical Finance Netherlands III, B.V. (Netherlands) 3.150%, 10/01/26	224,000	183,792
Toll Brothers Finance Corp. 4.350%, 02/15/28	160,000	139,465
TransDigm, Inc. 6.250%, 03/15/26[5]	190,000	184,300

AMG GW&K High Income Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 76.2% (continued)

Travel + Leisure Co. 5.650%, 04/01/24[6]	$181,000	$176,938
Trinity Industries, Inc. 4.550%, 10/01/24	199,000	189,195
United Airlines Holdings, Inc. 5.000%, 02/01/24[3]	290,000	276,987
United Rentals North America, Inc. 4.875%, 01/15/28	155,000	142,110
United States Steel Corp. 6.875%, 03/01/29[3]	34,000	30,901
Wabash National Corp. 4.500%, 10/15/28[5]	155,000	120,157
WESCO Distribution, Inc. 7.250%, 06/15/28[5]	90,000	88,151
Western Digital Corp. 4.750%, 02/15/26	152,000	140,749
Western Midstream Operating LP 4.650%, 07/01/26	294,000	274,890
Westlake Corp. 0.875%, 08/15/24	192,000	179,080

Total Industrials		14,248,983
Telecommunications - 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.500%, 05/01/26[5]	185,000	175,287
Utilities - 2.5%
NRG Energy, Inc. 5.250%, 06/15/29[5]	185,000	161,875
SM Energy Co. 5.625%, 06/01/25	312,000	299,520

Total Utilities		461,395

Total Corporate Bonds and Notes (Cost $19,991,075)		17,800,293
	Principal Amount	Value
Short-Term Investments - 19.1%
Joint Repurchase Agreements - 14.7%[8]
Amherst Pierpont Securities LLC, dated 09/30/22, due 10/03/22, 3.140% total to be received $1,000,262 (collateralized by various U.S. Government Agency Obligations, 0.000% - 5.000%, 03/31/23 - 11/20/69, totaling $1,020,000)	$1,000,000	$1,000,000
Bank of Montreal, dated 09/30/22, due 10/03/22, 3.050% total to be received $751,980 (collateralized by various U.S. Government Agency Obligations, 2.000% - 6.000%, 08/01/36 - 09/01/52, totaling $766,825)	751,789	751,789
National Bank Financial, dated 09/30/22, due 10/03/22, 3.090% total to be received $1,000,258 (collateralized by various U.S. Treasuries, 0.000% - 3.875%, 10/03/22 - 09/09/49, totaling $1,020,088)	1,000,000	1,000,000

Total Joint Repurchase Agreements		2,751,789
Repurchase Agreements - 4.4%
Fixed Income Clearing Corp., dated 09/30/2022 due 10/03/2022, 2.90% total to be received $821,198 (collateralized by a U.S. Treasury, 1.50%, 11/30/28, totaling $837,501)	821,000	821,000

Total Short-Term Investments (Cost $3,572,789)		3,572,789
Total Investments - 114.3% (Cost $23,563,864)		21,373,082
Other Assets, less Liabilities - (14.3)%		(2,667,810)
Net Assets - 100.0%		$18,705,272

[1]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2022. Rate will reset at a future date.
[2]	Perpetuity Bond. The date shown represents the next call date.
[3]	Some of these securities, amounting to $2,806,358 or 15.0% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[4]	Variable rate security. The rate shown is based on the latest available information as of September 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[5]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, the value of these securities amounted to $5,328,262 or 28.5% of net assets.
[6]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[7]	All or part of a security is delayed delivery transaction. The market value for delayed delivery securities at September 30, 2022, amounted to $196,070, or 1.1% of net assets.
[8]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

AMG GW&K High Income Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$17,800,293	—	$17,800,293
Short-Term Investments
Joint Repurchase Agreements	—	2,751,789	—	2,751,789
Repurchase Agreements	—	821,000	—	821,000
Total Investments in Securities	—	$21,373,082	—	$21,373,082

†	All corporate bonds and notes held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended September 30, 2022, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2022, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$2,806,358	$2,751,789	$229,816	$2,981,605
The following table summarizes the securities received as collateral for securities lending at September 30, 2022:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.010%-3.875%	01/31/23-05/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.